Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($) (a)	Value ($)

Bonds 95.9%
Angola 4.5%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	1,021,146
REG S, 8.25%, 5/9/2028	600,000	620,854
REG S, 9.244%, 1/15/2031	500,000	523,007
(Cost $1,825,100)		2,165,007
Argentina 3.3%
Argentina Republic Government International Bond:
4.125%–5.0%, 7/9/2035 (b)	1,500,000	1,185,750
5.0%, 1/9/2038 (c)	500,000	412,000
(Cost $1,548,772)		1,597,750
Bahrain 1.9%
Bahrain Government International Bond, REG S, 5.625%, 9/30/2031 (Cost $950,380)	1,000,000	914,894
Benin 0.8%
Benin Government International Bond, REG S, 7.96%, 2/13/2038 (Cost $407,720)	400,000	413,868
Brazil 3.4%
Brazilian Government International Bond:
5.0%, 1/27/2045	500,000	384,500
5.5%, 2/4/2033	500,000	484,750
6.125%, 3/15/2034	800,000	791,200
(Cost $1,718,480)		1,660,450
Burundi 2.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $940,645)	1,000,000	952,619
Chile 2.0%
Chile Government International Bond, 5.33%, 1/5/2054	400,000	363,400
Corp. Nacional del Cobre de Chile:
REG S, 4.25%, 7/17/2042	500,000	394,630
REG S, 6.44%, 1/26/2036	200,000	207,686
(Cost $1,001,102)		965,716
China 0.2%
Country Garden Holdings Co., Ltd., PIK, Series AI, 2.25%, 12/31/2034	1,068,872	76,306
Kaisa Group Holdings Ltd.:
144A, 6.25%, 12/28/2028* , PIK	46,577	699
144A, 6.5%, 12/28/2029* , PIK	77,969	1,170
144A, 6.75%, 12/28/2030* , PIK	93,983	1,175
144A, 7.0%, 12/28/2031* , PIK	145,671	2,003
144A, 7.25%, 12/28/2032* , PIK	133,257	1,333
144A, 7.721%, 12/28/2028* , PIK	31,856	557
(Cost $725,199)		83,243

Colombia 3.9%
Colombia Government International Bond:
5.625%, 2/26/2044	750,000	618,750
7.375%, 4/25/2030	500,000	522,750
Ecopetrol SA, 4.625%, 11/2/2031	800,000	729,459
(Cost $1,846,143)		1,870,959
Costa Rica 2.0%
Costa Rica Government International Bond:
REG S, 6.55%, 4/3/2034	500,000	523,000
REG S, 7.158%, 3/12/2045	400,000	424,400
(Cost $957,126)		947,400
Dominican Republic 4.7%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	1,000,000	954,000
REG S, 4.875%, 9/23/2032	800,000	746,400
REG S, 6.6%, 6/1/2036	300,000	304,800
REG S, 6.85%, 1/27/2045	250,000	245,000
(Cost $2,201,265)		2,250,200
Egypt 3.5%
African Export-Import Bank, REG S, 3.798%, 5/17/2031	700,000	634,349
Egypt Government International Bond, REG S, 8.625%, 2/4/2030	1,000,000	1,051,905
(Cost $1,658,128)		1,686,254
El Salvador 1.7%
El Salvador Government International Bond, REG S, 8.25%, 4/10/2032 (Cost $796,332)	750,000	802,500
Guatemala 1.1%
Guatemala Government Bond:
REG S, 6.25%, 8/15/2036 (c)	200,000	202,600
REG S, 6.6%, 6/13/2036	300,000	311,100
(Cost $521,422)		513,700
Honduras 0.7%
Honduras Government International Bond, REG S, 8.625%, 11/27/2034 (c) (Cost $335,146)	300,000	341,775
Hungary 1.9%
Hungary Government International Bond:
REG S, 5.5%, 3/26/2036	300,000	294,331
REG S, 6.75%, 9/23/2055	400,000	413,042
7.625%, 3/29/2041	200,000	229,946
(Cost $923,449)		937,319
Indonesia 2.7%
Indonesia Government International Bond:
5.35%, 2/11/2049	500,000	449,183
REG S, 6.625%, 2/17/2037	500,000	527,473
Pertamina Persero PT, REG S, 5.625%, 5/20/2043	200,000	180,090
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, REG S, 5.25%, 10/24/2042	200,000	169,471
(Cost $1,399,811)		1,326,217

Ivory Coast 2.7%
Ivory Coast Government International Bond:
REG S, 6.125%, 6/15/2033		1,000,000	968,863
REG S, 6.625%, 3/22/2048	EUR	300,000	324,928
(Cost $1,283,433)			1,293,791
Jordan 1.0%
Jordan Government International Bond, REG S, 7.375%, 10/10/2047 (Cost $484,835)		500,000	482,214
Mexico 12.6%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033 (c)		1,300,000	1,106,221
Mexico Government International Bond:
5.0%, 4/27/2051		500,000	374,250
5.55%, 1/21/2045		500,000	433,475
6.0%, 5/7/2036		500,000	485,600
6.75%, 9/27/2034		200,000	206,590
Petroleos Mexicanos:
5.95%, 1/28/2031		1,200,000	1,175,417
6.625%, 6/15/2035		200,000	189,680
6.7%, 2/16/2032		200,000	199,503
6.84%, 1/23/2030		800,000	811,988
8.75%, 6/2/2029		1,000,000	1,063,393
(Cost $5,779,556)			6,046,117
Montenegro 0.9%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $415,485)		400,000	419,286
Morocco 1.8%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $873,791)		1,000,000	857,554
Nigeria 5.6%
Republic of Nigeria:
REG S, 7.375%, 9/28/2033		200,000	204,677
REG S, 7.875%, 2/16/2032		800,000	839,504
REG S, 8.747%, 1/21/2031		500,000	537,930
REG S, 9.625%, 6/9/2031		1,000,000	1,117,302
(Cost $2,620,611)			2,699,413
Pakistan 2.7%
Islamic Republic of Pakistan:
144A, 6.875%, 12/5/2027		300,000	301,793
REG S, 7.375%, 4/8/2031		1,000,000	982,018
(Cost $1,300,095)			1,283,811
Peru 2.2%
Peruvian Government International Bond:
3.3%, 3/11/2041		500,000	373,750
5.625%, 11/18/2050		200,000	186,300
6.2%, 6/30/2055		500,000	492,750
(Cost $1,087,467)			1,052,800

Romania 4.8%
Romania Government International Bond:
REG S, 3.625%, 3/27/2032		500,000	444,828
REG S, 5.125%, 6/15/2048		400,000	316,549
REG S, 5.75%, 3/24/2035		300,000	286,390
REG S, 6.0%, 5/25/2034		200,000	195,649
REG S, 7.125%, 1/17/2033		1,000,000	1,049,712
(Cost $2,324,295)			2,293,128
Russia 0.0%
Vnesheconombank Via VEB Finance PLC, 144A, 6.8%, 11/22/2025* (d) (Cost $1,400,000)		1,400,000	0
Rwanda 0.4%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $174,431)		200,000	192,185
Saudi Arabia 2.4%
Saudi Government International Bond:
REG S, 3.25%, 11/17/2051		300,000	183,764
REG S, 4.5%, 10/26/2046		500,000	393,556
REG S, 4.625%, 10/4/2047		400,000	316,993
REG S, 5.75%, 1/16/2054		300,000	274,919
(Cost $1,247,738)			1,169,232
Serbia 1.1%
Republic of Serbia, REG S, 6.5%, 9/26/2033 (Cost $524,995)		500,000	517,579
South Africa 4.0%
Republic of South Africa Government International Bond:
5.375%, 7/24/2044		200,000	163,921
6.25%, 3/8/2041		500,000	467,715
6.3%, 6/22/2048 (c)		400,000	353,534
REG S, 7.1%, 11/19/2036		500,000	523,949
REG S, 7.95%, 11/19/2054		400,000	415,439
(Cost $1,933,830)			1,924,558
Tajikistan 0.8%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $387,500)		387,500	388,789
Togo 2.6%
Banque Ouest Africaine de Developpement, REG S, 4.7%, 10/22/2031 (Cost $1,465,872)		1,400,000	1,271,853
Turkey 5.5%
Republic of Turkey:
6.625%, 2/17/2045		400,000	351,139
9.125%, 7/13/2030		300,000	325,216
TC Ziraat Bankasi AS, REG S, 7.25%, 2/4/2030		1,000,000	1,002,913
Turkiye Ihracat Kredi Bankasi AS, REG S, 6.375%, 1/15/2031		1,000,000	968,904
(Cost $2,641,108)			2,648,172
United States 1.3%
International Bank for Reconstruction & Development, 7.05%, 7/22/2029	INR	35,000,000	362,481
U.S. Treasury Notes, 1.25%, 3/31/2028 (e)		300,000	285,668
(Cost $655,477)			648,149

Uruguay 2.1%
Uruguay Government International Bond:
4.975%, 4/20/2055	500,000	426,750
7.875%, 1/15/2033	500,000	574,600
(Cost $1,018,350)		1,001,350
Uzbekistan 1.1%
Republic of Uzbekistan International Bond, REG S, 6.9%, 2/28/2032 (Cost $534,034)	500,000	527,090
Total Bonds (Cost $47,909,123)		46,146,942

	Shares	Value ($)

Common Stocks 0.0%
China
Kaisa Group Holdings Ltd., PIK* (Cost $23,630)	76,529	382

	Principal Amount ($)	Value ($)

Convertible Bonds 0.0%
China
Country Garden Holdings Co., Ltd., Series AI, 12/31/2034*	573,456	14,336
Kaisa Group Holdings Ltd.:
144A, 12/31/2026*	27,692	104
144A, 12/31/2027*	34,620	87
144A, 12/31/2028*	55,392	97
144A, 12/31/2029*	55,392	97
144A, 12/31/2030*	69,236	121
144A, 12/31/2031*	69,236	121
144A, 12/31/2032*	130,628	229
(Cost $148,490)		15,192

	Shares	Value ($)

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (f) (g) (Cost $574,350)	574,350	574,350

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.7% (f) (Cost $737,852)	737,852	737,852

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $49,393,445)	98.7	47,474,718
Other Assets and Liabilities, Net	1.3	638,371
Net Assets	100.0	48,113,089
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (f) (g)
1,204,580	—	630,230 (h)	—	—	3,707	—	574,350	574,350
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.7% (f)
411,310	33,999,269	33,672,727	—	—	29,826	—	737,852	737,852
1,615,890	33,999,269	34,302,957	—	—	33,533	—	1,312,202	1,312,202

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $1,071,229, which is 2.2% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	At July 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $526,346.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

At July 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2026	50	10,292,695	10,280,469	(12,226)
Eurex 2 Year Euro SCHATZ	EUR	9/8/2026	60	7,297,245	7,296,325	(920)
Total unrealized depreciation						(13,146)

At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	800,000	USD	911,015	9/18/2026	(13,314)	JPMorgan Chase Securities, Inc.

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds
Angola	$—	$2,165,007	$—	$2,165,007
Argentina	—	1,597,750	—	1,597,750
Bahrain	—	914,894	—	914,894
Benin	—	413,868	—	413,868
Brazil	—	1,660,450	—	1,660,450
Burundi	—	952,619	—	952,619
Chile	—	965,716	—	965,716
China	—	83,243	—	83,243
Colombia	—	1,870,959	—	1,870,959
Costa Rica	—	947,400	—	947,400
Dominican Republic	—	2,250,200	—	2,250,200
Egypt	—	1,686,254	—	1,686,254
El Salvador	—	802,500	—	802,500
Guatemala	—	513,700	—	513,700
Honduras	—	341,775	—	341,775
Hungary	—	937,319	—	937,319
Indonesia	—	1,326,217	—	1,326,217
Ivory Coast	—	1,293,791	—	1,293,791
Jordan	—	482,214	—	482,214
Mexico	—	6,046,117	—	6,046,117
Montenegro	—	419,286	—	419,286
Morocco	—	857,554	—	857,554
Nigeria	—	2,699,413	—	2,699,413
Pakistan	—	1,283,811	—	1,283,811
Peru	—	1,052,800	—	1,052,800
Romania	—	2,293,128	—	2,293,128
Russia	—	—	0	0
Rwanda	—	192,185	—	192,185
Saudi Arabia	—	1,169,232	—	1,169,232
Serbia	—	517,579	—	517,579
South Africa	—	1,924,558	—	1,924,558
Tajikistan	—	388,789	—	388,789
Togo	—	1,271,853	—	1,271,853
Turkey	—	2,648,172	—	2,648,172
United States	—	648,149	—	648,149
Uruguay	—	1,001,350	—	1,001,350
Uzbekistan	—	527,090	—	527,090
Common Stocks	—	382	—	382
Convertible Bonds	—	15,192	—	15,192
Short-Term Investments (a)	1,312,202	—	—	1,312,202
Total	$1,312,202	$46,162,516	$0	$47,474,718

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(13,146)	$—	$—	$(13,146)
Forward Foreign Currency Contracts	—	(13,314)	—	(13,314)
Total	$(13,146)	$(13,314)	$—	$(26,460)

(a)	See Investment Portfolio for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEMFIF-PH3